Share based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of RSUs activity

The following table summarized the RSUs activity and related information for the year ended December 31, 2022:

	Number of RSUs	Weighted Average Grant Date Fair Value (RMB)
Unvested, January 1, 2022	6,181,420	0.01
Granted	—	—
Forfeited	162,262	0.01
Vested	2,006,384	0.01
Unvested, December 31, 2022	4,012,774	0.01

Schedule of Summary of Option Activities

The option granted was valued using the binomial model with the assistance of an independent valuation firm using the management’s estimates and assumptions. Significant assumptions used in the valuation are set as below:

January 1, 2022
Spot price on valuation date	US$4.80
Expected volatility	137.01%
Risk-free interest rate	1.51%
Dividend yield	0.00%
Forfeiture rate	0.00%

Schedule of Summary of Share Option Activity

The following table summarizes the share option activity and related information for the year ended December 31, 2022:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)
Outstanding as of 1/1/2022	—	—	—	—
Granted	500,000	0.001	10.00	30.47
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding as of 12/31/2022	500,000	0.001	9.00	30.47
Vested and exercisable as of December 31, 2022	166,666